04.30 Fidelity Global High Income Fund ATC PRO-01 | Fidelity® Global High Income Fund
Fund Summary Fund/Class: Fidelity® Global High Income Fund/Fidelity Advisor® Global High Income Fund A, T, C
Investment Objective
The fund seeks a high level of current income. Growth of capital may also be considered.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 28 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Global High Income Fund} - 04.30 Fidelity Global High Income Fund ATC PRO-01 - Fidelity® Global High Income Fund	Fidelity Global High Income Fund-Class A		Fidelity Global High Income Fund-Class T		Fidelity Global High Income Fund-Class C
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%		1.00%		1.00%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global High Income Fund} - 04.30 Fidelity Global High Income Fund ATC PRO-01 - Fidelity® Global High Income Fund	Fidelity Global High Income Fund-Class A	Fidelity Global High Income Fund-Class T	Fidelity Global High Income Fund-Class C
Management fee	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%
Other expenses	0.42%	0.52%	0.49%
Total annual operating expenses	1.38%	1.48%	2.20%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Global High Income Fund} - 04.30 Fidelity Global High Income Fund ATC PRO-01 - Fidelity® Global High Income Fund - USD ($)	Fidelity Global High Income Fund-Class A	Fidelity Global High Income Fund-Class T	Fidelity Global High Income Fund-Class C
1 year	$ 535	$ 545	$ 323
3 years	819	849	688
5 years	1,125	1,176	1,180
10 years	$ 1,991	$ 2,098	$ 2,534

Hold Shares
Expense Example, No Redemption {- Fidelity® Global High Income Fund} - 04.30 Fidelity Global High Income Fund ATC PRO-01 - Fidelity® Global High Income Fund - USD ($)	Fidelity Global High Income Fund-Class A	Fidelity Global High Income Fund-Class T	Fidelity Global High Income Fund-Class C
1 Year	$ 535	$ 545	$ 223
3 Years	819	849	688
5 Years	1,125	1,176	1,180
10 Years	$ 1,991	$ 2,098	$ 2,534

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), of U.S. and non-U.S. issuers, including emerging market countries.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Allocating investments across different countries and regions.
  Investing in securities issued throughout the world, including potentially significant investments in U.S. issuers.
  Using a base neutral mix of approximately 60% U.S. high yield, 20% emerging markets debt, 15% European high yield, and 5% Asian high yield.
  Adjusting allocation among markets within the following ranges: U.S. high yield (40%-80%); emerging markets debt (5%-35%); European high yield (0%-30%); and Asian high yield (0%-10%).
  Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	5.88%	March 31, 2012
Lowest Quarter Return	-4.39%	September 30, 2015
Year-to-Date Return	2.95%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® Global High Income Fund} - 04.30 Fidelity Global High Income Fund ATC PRO-01 - Fidelity® Global High Income Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Global High Income Fund-Class A			May 11, 2011
Fidelity Global High Income Fund-Class A | Return Before Taxes	(6.45%)	2.25%
Fidelity Global High Income Fund-Class A | After Taxes on Distributions	(8.51%)	(0.07%)	May 11, 2011
Fidelity Global High Income Fund-Class A | After Taxes on Distributions and Sales	(3.60%)	0.87%	May 11, 2011
Fidelity Global High Income Fund-Class T			May 11, 2011
Fidelity Global High Income Fund-Class T | Return Before Taxes	(6.44%)	2.23%
Fidelity Global High Income Fund-Class C			May 11, 2011
Fidelity Global High Income Fund-Class C | Return Before Taxes	(4.19%)	2.37%
The BofA Merrill Lynch℠ Global High Yield and Emerging Markets Plus Index(reflects no deduction for fees , expenses, or taxes)	(3.96%)	3.79%
Fidelity Global High Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	(3.70%)	3.83%
[1]	From May 11, 2011

04.30 Fidelity Global High Income Fund ATC PRO-01 | Fidelity® Global High Income Fund | Fidelity Global High Income Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
04.30 Fidelity Global High Income Fund ATC PRO-01 | Fidelity® Global High Income Fund | Fidelity Global High Income Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
04.30 Fidelity Global High Income Fund ATC PRO-01 | Fidelity® Global High Income Fund | Fidelity Global High Income Fund-Class C
On Class C shares redeemed less than one year after purchase.